Share Capital - Authorized and issued (Details)	1 Months Ended	12 Months Ended									0 Months Ended			3 Months Ended	0 Months Ended		3 Months Ended	12 Months Ended			0 Months Ended			2 Months Ended	12 Months Ended
	Aug. 31, 2011 USD ($)	Dec. 31, 2013 USD ($)		Dec. 31, 2012 USD ($)		Dec. 31, 2011 USD ($)	Dec. 31, 2013 EUR (€)	Dec. 31, 2013 Ordinary Shares USD ($)	Dec. 31, 2013 Undesignated shares USD ($)	Dec. 31, 2013 Subscriber shares EUR (€)	Aug. 15, 2011 Series C preference ordinary shares USD ($)	Feb. 16, 2011 Series C preference ordinary shares USD ($)	Feb. 12, 2010 Series C preference ordinary shares USD ($)	Dec. 31, 2011 Series C preference ordinary shares USD ($)	Dec. 05, 2011 Series D preference ordinary shares USD ($)	Oct. 15, 2011 Series D preference ordinary shares USD ($)	Dec. 31, 2011 Series D preference ordinary shares USD ($)	Dec. 31, 2013 Series D preference ordinary shares USD ($)	Dec. 31, 2012 Series D preference ordinary shares USD ($)	Dec. 31, 2011 Series D preference ordinary shares USD ($)	Oct. 15, 2011 Series D preference ordinary shares LIBOR	Feb. 16, 2011 Series E preference ordinary shares USD ($)	Mar. 15, 2007 Series E preference ordinary shares USD ($)	Feb. 22, 2013 February 2012 share repurchase plan USD ($)	Dec. 31, 2013 February 2013 share repurchase plan USD ($)
Shareholders Equity Disclosure [Line Items]
Authorized share capital, value		$ 9,999,900					€ 40,000
Ordinary shares, shares authorized (in shares)		999,990,000		999,990,000				500,000,000	499,990,000	40,000
Ordinary shares, par value (in dollars per share)		$ 0.01		$ 0.01				$ 0.01	$ 0.01	€ 1
Rollforward of ordinary shares issued and outstanding:
Balance at beginning of year, shares		298,681,573		315,646,000
Exercise of options, shares		927,000		383,000
Net issuance of restricted shares, shares		1,240,000		959,000
Share buybacks, shares		(22,596,000)	[1]	(18,306,000)	[1]
Balance at end of year, shares		278,253,308		298,681,573		315,646,000
Ordinary share buybacks:
Share repurchase authorization																								250,000,000	850,000,000
Shares purchased and canceled during the period											2,811,000	30,000.0	4,400,000									500			22,500,000
Value of shares purchased and canceled during the period																									673,300,000
Average price per share of shares repurchased and canceled during the period																									$ 29.86
Amount remaining under share repurchase plan																									275,000,000
Equity Security Units:
Rate of interest of equity security units	10.75%
Senior notes, stated interest rate	8.25%
Face value of senior notes acquired and retired	575,000,000
Equity security unit exchange ratio, in shares	1.3242
Price per share on forward contract	$ 25
Issue of shares, shares	30,456,600
Preferred shares and non-controlling interest in equity of consolidated subsidiaries:
Shares purchased and canceled during the period											2,811,000	30,000.0	4,400,000									500			22,500,000
Liquidation value of preferred shares repurchased												750,000	110,800,000		5,000,000							500,000
Liquidation preference per share											$ 25												$ 1,000
Price of preferred stock repurchased											71,000,000	650,000	94,200,000	900,000	3,700,000			0	0	3,650,000		470,000
Gain on repurchase of preferred stock													16,600,000				1,300,000
Preferred stock outstanding, shares														0
Preferred shares, shares issued																							1,000,000
Preferred shares, stated dividend per share																							$ 32.5
Dividend rate, spread on LIBOR																					3.12%
Preferred shares, par value																							$ 0.01
Proceeds on issuance of preferred shares		0		0		349,180,000										350,000,000							983,800,000
Stock repurchased and held															5,000
Face value of notes repaid																600,000,000
Reduction in non controlling interest due to share repurchase																						$ 130,000
Articles Of Association Maximum Voting Power Percentage		10.00%

[1]	Includes share buybacks associated with authorized share buyback programs as well as purchases related to satisfying tax withholding obligations of employees in connection with the vesting of restricted shares granted under the Company’s equity compensation programs.